Income Taxes - Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Effective tax rate differs from statutory tax rate			21.00%		21.00%	21.00%
Current:
Income tax benefit	$ (363)	$ (30)	$ (511)	$ 23	$ (106)	$ (181)